Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of equity accounted investments
	2022				2021
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	44	2,057	3,786	5,887	80	2,832	3,837	6,749
Additions and subscriptions	21	900	686	1,607	1	558	103	662
Divestments and reimbursements	(2)	(1)	(477)	(480)	(21)	(231)	(133)	(385)
Share of profit of equity-accounted investments	5	474	1,684	2,163	6	31	165	202
Share of loss of equity-accounted investments	(6)	(197)	(82)	(285)	(3)	(910)	(381)	(1,294)
Deduction for dividends	(3)	(483)	(708)	(1,194)	(25)	(586)	(16)	(627)
Changes in the scope of consolidation	5	(710)	(1,122)	(1,827)	5	355		360
Currency translation differences	2	(231)	230	1	2	83	296	381
Other changes	(16)	5,256	980	6,220	(1)	(75)	(85)	(161)
Carrying amount - end of the year	50	7,065	4,977	12,092	44	2,057	3,786	5,887

Schedule of net carrying amount of equity-accounted investments

Net carrying amounts related to the following companies:

	December 31, 2022		December 31, 2021
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	1	100.00	2	100.00
Other	49		42
	50		44
Joint ventures
Azule Energy Holdings Ltd	5,073	50.00
Saipem SpA	645	31.20	137	31.20
Cardón IV SA	433	50.00	279	50.00
Vårgrønn AS	370	65.00	3	69.60
Mozambique Rovuma Venture SpA	308	35.71	355	35.71
GreenIT SpA	74	51.00	9	51.00
Lotte Versalis Elastomers Co Ltd	41	50.00	54	50.00
Hergo Renewables SpA	33	65.00
Società Oleodotti Meridionali - SOM SpA	29	70.00	27	70.00
Vår Energi AS			645	69.85
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd			246	20.00
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd			238	20.00
Other	59		64
	7,065		2,057
Associates
Abu Dhabi Oil Refining Company (Takreer)	2,497	20.00	2,151	20.00
Vår Energi ASA	763	63.08
Coral FLNG SA	330	25.00	156	25.00
Qatar Liquefied Gas Company Limited (9)	302	25.00
Novamont SpA	255	35.00
ADNOC Global Trading Ltd	158	20.00	42	20.00
Novis Renewables Holdings Llc	74	49.00	75	49.00
Bluebell Solar Class A Holdings II Llc	73	99.00	71	99.00
United Gas Derivatives Co	72	33.33	75	33.33
Angola LNG Ltd			1,084	13.60
Other	453		132
	4,977		3,786
	12,092		5,887

Schedule of market value of investments listed in regulated stock markets

As at 31 December 2022, the book and market values of Saipem SpA and Vår Energi ASA, listed on the Italian and the Norwegian stock exchange, respectively, were as follows:

	Saipem SpA	Vår Energi ASA
Number of ordinary shares held	622,476,192	1,574,616,035
% of the investment	31.20	63.08
Share price (€)	1.12750	3.19470
Market value (€ million)	702	5,030
Book value (€ million)	645	763

Schedule of additional information about other investments
(€ million)	2022	2021
Carrying amount - beginning of the year	1,294	957
Additions and subscriptions	68	175
Change in the fair value with effect to OCI	56	105
Currency translation differences	42	57
Other changes	(258)
Carrying amount - end of the year	1,202	1,294